The Company (Details)	Dec. 31, 2016 generationunit customer entity MW	Mar. 14, 2014 generationunit MW
Schedule of Equity Method Investments [Line Items]
Number of transmission interconnection facility subsidiaries | entity	2
Cleco Power [Member]
Schedule of Equity Method Investments [Line Items]
Number of generating units owned | generationunit	9
Nameplate capacity (MW) | MW	3,310
Approximate number of customers served | customer	288,000
Cleco Power [Member] | Oxbow [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest received (in hundredths)	50.00%
Evangeline [Member]
Schedule of Equity Method Investments [Line Items]
Number of generating units owned | generationunit		2
Nameplate capacity (MW) | MW		775